UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07326
                                                    ------------

                          Gabelli Investor Funds, Inc.
             -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
             -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
             -----------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              --------------

                   Date of reporting period: December 31, 2006
                                            -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                              THE GABELLI ABC FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2006



TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the schedule of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2006 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

      The Gabelli ABC Fund gained 11.97% during the full year 2006. We note that 2006 was the 14th consecutive calendar year during which the Fund had positive performance.

      The Fund invests a portion of its assets in "event" driven situations such as announced mergers, acquisitions, and reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the Fund may purchase the selling company's securities, offering the Fund the possibility of generous returns relative to cash equivalents with a limited risk of capital.

      Among the deals that the Fund participated in during the year were ADESA Inc., Albertson's Inc., American Power Conversion Corp., American Retirement Corp., Andrx Corp., Aramark Corp., Artesyn Technologies Inc., Associated British Ports Holdings plc, Aviall Inc., Aztar Corp., Duratek Inc., Emmis Communications Corp., Enodis plc, Harrah's Entertainment Inc., ICOS Corp., Kerzner International Ltd., KeySpan Corporation, Laserscope, Macdermid Inc., Metrologic Instruments Inc., MRO Software Inc., Nextel Partners, PLIVA d.d., Reader's Digest Association Inc., Serologicals Corp., Sportsman's Guide Inc., SSA Global Technologies, Inc., TD Banknorth Inc., Univision Communications Inc., Water Pik Technologies, Inc., and Western Gas Resources Inc.

      Some of the best performers in 2006 from the long-term holdings in the ABC Fund include Las Vegas Sands Corp., Endesa S.A., HeidelbergCement AG, Northeast Utilities, and United States Cellular.

      Stock positions that the Fund had at the beginning of 2006 that declined during the year were WHX Corp., Fairchild Corp., and Corning, Inc.

      The Fund's cash and cash equivalents at the end of 2006 were 14.5%. Interest earned from our short-term U.S. Treasury Bill investments during the year also helped returns.

                                                           Sincerely yours,

                                                           /s/ Bruce N. Alpert

                                                           Bruce N. Alpert
January 18, 2007

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI ABC FUND,
      THE LIPPER U.S. TREASURY MONEY MARKET AVERAGE, AND THE S&P 500 INDEX

                               [GRAPHIC OMITTED]
                              Plot points follow:

                                          Lipper U.S. Treasury
                     Gabelli ABC Fund      Money Market Average    S&P 500 Index
5/14/93                  $10,000                $10,000               $10,000
12/31/93                  10,910                 10,163                10,809
12/31/94                  11,404                 10,530                10,951
12/31/95                  12,679                 11,091                15,060
12/31/96                  13,667                 11,618                18,517
12/31/97                  15,409                 12,138                24,692
12/31/98                  17,126                 12,705                31,754
12/31/99                  18,667                 13,247                38,432
12/31/00                  20,693                 13,980                34,935
12/31/01                  21,636                 14,450                30,781
12/31/02                  21,825                 14,599                23,981
12/31/03                  22,903                 14,660                30,857
12/31/04                  23,345                 14,747                34,211
12/31/05                  24,507                 15,089                35,891
12/31/06                  27,441                 15,714                41,554

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


COMPARATIVE RESULTS

---------------------------------------------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2006 (A)
                                                                                                             Since
                                                                                                           Inception
                                                       Quarter   1 Year     3 Year     5 Year    10 Year   (5/14/93)
--------------------------------------------------------------------------------------------------------------------
  GABELLI ABC FUND ................................... 2.88%     11.97%      6.21%     4.87%     7.22%       7.69%
  S&P 500 Index ...................................... 6.69      15.78      10.43      6.18      8.42       11.01
  Lipper U.S. Treasury Money Market Average .......... 1.11       4.14       2.33      1.71      3.14        3.45(b)

 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN EXPENSES OF THE FUND HAD NOT BEEN WAIVED OR REIMBURSED SINCE APRIL 2002. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY
     BEFORE  INVESTING.  THE S&P 500 INDEX IS AN  UNMANAGED  INDICATOR  OF STOCK
     MARKET PERFORMANCE, WHILE THE LIPPER U.S. TREASURY MONEY MARKET AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CAN NOT INVEST DIRECTLY IN AN INDEX.
 (b) FROM APRIL 30, 1993, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.
--------------------------------------------------------------------------------

THE GABELLI ABC FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2006 through December 31, 2006
                                                                   EXPENSE TABLE
================================================================================

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2006.

                              Beginning       Ending      Annualized   Expenses
                            Account Value  Account Value   Expense   Paid During
                              07/01/06       12/31/06       Ratio      Period*
--------------------------------------------------------------------------------
THE GABELLI ABC FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Gabelli ABC Fund             $1,000.00      $1,047.40        0.59%      $3.04

HYPOTHETICAL 5% RETURN
Gabelli ABC Fund             $1,000.00      $1,022.23        0.59%      $3.01

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2006:


THE GABELLI ABC FUND

U.S. Government Obligations .................... 14.5%
Energy and Utilities ........................... 13.2%
Health Care .................................... 10.4%
Publishing .....................................  6.8%
Electronics ....................................  6.4%
Real Estate Investment Trusts ..................  5.4%
Specialty Chemicals ............................  4.4%
Computer Software and Services .................  3.9%
Business Services ..............................  3.8%
Automotive .....................................  3.6%
Financial Services .............................  3.5%
Broadcasting ...................................  2.8%
Hotels and Gaming ..............................  2.8%
Real Estate ....................................  2.8%
Telecommunications .............................  2.5%
Equipment and Supplies .........................  2.5%
Automotive: Parts and Accessories ..............  2.1%
Metals and Mining ..............................  1.6%
Food and Beverage ..............................  1.5%
Consumer Products ..............................  1.1%
Agriculture ....................................  0.9%
Diversified Industrial .........................  0.9%
Other Assets and Liabilities (Net) .............  0.8%
Cable and Satellite ............................  0.6%
Wireless Communications ........................  0.4%
Retail .........................................  0.4%
Consumer Services ..............................  0.2%
Aviation: Parts and Services ...................  0.2%
Entertainment ..................................  0.0%
Communications Equipment .......................  0.0%
Transportation .................................  0.0%
Home Furnishings ...............................  0.0%
                                                ------
                                                100.0%
                                                ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
================================================================================

                                                            MARKET
    SHARES                                     COST          VALUE
    ------                                     ----         ------
              COMMON STOCKS -- 84.4%
              AGRICULTURE -- 0.9%
     35,000   Delta & Pine Land Co. .......$  1,411,628  $  1,415,750
                                           ------------  ------------
              AUTOMOTIVE -- 3.6%
    200,000   ADESA Inc. ..................   5,570,630     5,550,000
                                           ------------  ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.1%
      1,000   Bandag Inc. .................      50,500        50,430
     15,000   Bandag Inc., Cl. A ..........     747,981       749,400
     22,000   BERU AG .....................   1,924,615     2,384,265
     30,000   Dana Corp.+ .................      60,145        41,700
      5,000   Federal-Mogul Corp.+ ........      14,938         2,925
      1,000   Scania AB, Cl. A ............      63,291        71,648
                                           ------------  ------------
                                              2,861,470     3,300,368
                                           ------------  ------------
              AVIATION: PARTS AND SERVICES -- 0.2%
      7,000   Kaman Corp. .................     122,323       156,730
     50,000   The Fairchild Corp., Cl. A+ .     180,797       109,500
                                           ------------  ------------
                                                303,120       266,230
                                           ------------  ------------
              BROADCASTING -- 2.8%
     50,000   Clear Channel
                Communications Inc. .......   1,773,229     1,777,000
     10,000   Cogeco Inc. .................     194,810       250,911
     10,000   Crown Media Holdings Inc.,
                Cl. A+ ....................      91,356        36,300
      6,000   Emmis Communications Corp.,
                Cl. A .....................      78,950        49,440
        500   Liberty Media Corp. - Capital,
                Cl. A+ ....................      32,319        48,990
        500   Salem Communications Corp.,
                Cl. A .....................       3,895         5,975
     60,000   Univision Communications Inc.,
                Cl. A+ ....................   2,017,628     2,125,200
                                           ------------  ------------
                                              4,192,187     4,293,816
                                           ------------  ------------
              BUSINESS SERVICES -- 3.6%
      1,000   AMICAS Inc.+ ................       3,096         2,940
     50,000   Aramark Corp., Cl. B ........   1,659,362     1,672,500
    100,000   Digital Insight Corp.+ ......   3,831,010     3,849,000
      1,000   The Western Union Co. .......      13,282        22,420
      4,000   TNS Inc.+ ...................      80,876        77,000
                                           ------------  ------------
                                              5,587,626     5,623,860
                                           ------------  ------------
              CABLE AND SATELLITE -- 0.6%
     30,000   Cablevision Systems Corp.,
                Cl. A+ ....................     666,342       854,400
      2,000   Moscow CableCom Corp.+ ......      21,328        21,160
                                           ------------  ------------
                                                687,670       875,560
                                           ------------  ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.9%
     30,000   @Road Inc.+ .................     217,190       219,000
      1,000   Digitas Inc.+ ...............      13,360        13,410
      5,000   John H. Harland Co. .........     250,816       251,000

                                                            MARKET
    SHARES                                     COST          VALUE
    ------                                     ----         ------
      1,500   Kanbay International Inc.+ ..$     42,685  $     43,155
     10,000   Netopia Inc.+ ...............      68,540        69,500
        500   NetRatings Inc.+ ............       8,400         8,755
     10,000   Open Solutions Inc.+ ........     373,467       376,400
      2,000   Per-Se Technologies Inc.+ ...      55,210        55,560
    200,000   Redback Networks Inc.+ ......   5,016,012     4,988,000
      1,000   Sierra Systems Group Inc. ...       8,049         7,889
  1,215,000   StorageNetworks Inc.
                Escrow+ (a) ...............           0        36,450
      2,000   Traffic.com Inc.+ ...........      14,990        15,960
                                           ------------  ------------
                                              6,068,719     6,085,079
                                           ------------  ------------
              CONSUMER PRODUCTS -- 1.1%
      1,000   Applica Inc.+ ...............       6,535         7,990
      1,000   Gallaher Group plc, ADR .....      81,040        89,950
    100,000   Jacuzzi Brands Inc.+ ........   1,229,155     1,243,000
     55,000   Levcor International Inc.+ ..     128,920        22,000
     50,000   Revlon Inc., Cl. A+ .........     103,811        64,000
      7,000   Yankee Candle Co. Inc. ......     236,880       239,960
                                           ------------  ------------
                                              1,786,341     1,666,900
                                           ------------  ------------
              CONSUMER SERVICES -- 0.2%
      2,000   IAC/InterActiveCorp+ ........      47,446        74,320
      2,500   Liberty Media Corp. -
                Interactive, Cl. A+ .......      44,632        53,925
      5,000   Sabre Holdings Corp., Cl. A .     160,108       159,450
                                           ------------  ------------
                                                252,186       287,695
                                           ------------  ------------
              DIVERSIFIED INDUSTRIAL -- 0.8%
      3,500   Ampco-Pittsburgh Corp. ......      52,294       117,180
     20,800   Bairnco Corp. ...............     246,616       265,200
      2,500   Hexagon AB, Cl. B ...........     220,139       106,815
      6,000   Katy Industries Inc.+ .......      25,438        16,080
      1,000   Oregon Steel Mills Inc.+ ....      62,451        62,410
      2,000   Rinker Group Ltd., ADR ......     143,554       142,100
        200   SIG Holding AG+ .............      55,826        66,804
     50,000   WHX Corp.+ ..................     609,961       422,500
                                           ------------  ------------
                                              1,416,279     1,199,089
                                           ------------  ------------
              ELECTRONICS -- 6.4%
     47,000   Alliance
                Semiconductor Corp.+ ......     187,691       205,860
     30,000   Excel Technology Inc.+ ......     894,672       767,700
     50,000   MoSys Inc.+ .................     191,265       462,500
      3,000   Portalplayer Inc.+ ..........      40,041        40,350
      1,140   Safran SA ...................      21,363        26,455
    500,000   Symbol Technologies Inc. ....   7,388,078     7,470,000
    185,000   Toshiba Ceramics Co. Ltd. ...     946,002       896,979
                                           ------------  ------------
                                              9,669,112     9,869,844
                                           ------------  ------------
              ENERGY AND UTILITIES -- 13.2%
      1,000   Anadarko Petroleum Corp. ....      46,660        43,520
     45,000   Cascade Natural Gas Corp. ...   1,151,616     1,166,400
     12,000   Duquesne Light Holdings Inc.      232,390       238,200

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006
================================================================================

                                                            MARKET
    SHARES                                     COST          VALUE
    ------                                     ----         ------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES (CONTINUED)
     18,000   Endesa SA ...................$    457,676  $    851,350
     30,000   Giant Industries Inc.+ ......   2,457,136     2,248,500
     13,000   Green Mountain Power Corp. ..     439,081       440,570
      1,000   Helix Energy Solutions
                Group Inc.+ ...............      39,930        31,370
     40,000   KeySpan Corp. ...............   1,624,575     1,647,200
     97,000   Kinder Morgan Inc. ..........  10,083,955    10,257,750
     10,000   Mirant Corp.+ ...............     165,181       315,700
      1,000   Niko Resources Ltd. .........      57,456        71,475
      6,000   Northeast Utilities .........      85,467       168,960
     30,000   NorthWestern Corp. ..........   1,043,550     1,061,400
     10,000   Oesterreichische
                Elektrizitaetswirtschafts
                AG, Cl. A .................     528,859       533,562
      3,500   Peoples Energy Corp. ........     138,690       155,995
        715   Petrohawk Energy Corp.+ .....       7,894         8,222
     25,000   Progress Energy Inc., CVO+ ..      13,000         8,125
     10,000   Queensland Gas Co. Ltd.+ ....      10,619        10,498
     16,000   Stone Energy Corp.+ .........     757,353       565,600
     44,000   Suez SA, Strips+ ............           0           581
      8,500   Techem AG ...................     514,479       622,731
                                           ------------  ------------
                                             19,855,567    20,447,709
                                           ------------  ------------
              ENTERTAINMENT -- 0.0%
      1,001   Chestnut Hill Ventures+ (a) .       3,749        21,495
      1,000   Discovery Holding Co., Cl. A+      12,527        16,090
                                           ------------  ------------
                                                 16,276        37,585
                                           ------------  ------------
              EQUIPMENT AND SUPPLIES -- 2.5%
     70,000   American Power
                Conversion Corp. ..........   2,119,820     2,141,300
     25,000   Baldwin Technology Co. Inc.,
                Cl. A+ ....................      59,500       125,000
    250,000   Enodis plc ..................     813,513       975,320
      4,500   HeidelbergCement AG .........     327,161       658,946
                                           ------------  ------------
                                              3,319,994     3,900,566
                                           ------------  ------------
              FINANCIAL SERVICES -- 3.5%
     10,000   Argonaut Group Inc.+ ........     192,655       348,600
      1,600   Clark Inc. ..................      26,564        26,608
     15,000   Fifth Third Bancorp .........     704,898       613,950
      1,000   First Data Corp. ............      15,593        25,520
      2,000   First Federal Bancshares Inc.      45,410        45,690
      5,000   Franklin Bank Corp.+ ........     101,207       102,700
      4,000   H&R Block Inc. ..............      89,704        92,160
      3,000   Leucadia National Corp. .....      30,175        84,600
      1,000   Mercantile Bankshares Corp. .      44,868        46,790
      1,000   Mid-State Bancshares ........      36,239        36,390
      5,018   NewAlliance Bancshares Inc. .      69,527        82,295
      2,000   Provident New York Bancorp ..      30,603        29,960
        500   Republic Bancorp Inc. .......       6,235         6,730
    120,000   TD Banknorth Inc. ...........   3,864,440     3,873,600
                                           ------------  ------------
                                              5,258,118     5,415,593
                                           ------------  ------------

                                                            MARKET
    SHARES                                     COST          VALUE
    ------                                     ----         ------
              FOOD AND BEVERAGE -- 1.5%
     50,000   Denny's Corp.+ ..............$    149,592  $    235,500
        500   Genesee Corp., Cl. A+ .......         750           830
     12,200   Genesee Corp., Cl. B+ .......       4,466        21,960
    142,100   Grupo Continental SA ........     218,331       302,536
     80,000   Myojo Foods Co. Ltd. ........     532,381       557,960
      4,000   OSI Restaurant Partners Inc.      159,060       156,800
      2,500   Pernod-Ricard SA ............     417,494       574,220
      1,000   Premium Standard
                Farms Inc. ................      19,085        18,570
      1,000   Quilmes Industrial SA, ADR ..      58,913        65,960
      5,000   Remy Cointreau SA ...........     318,742       323,411
      1,000   Sara Lee Corp. ..............      16,434        17,030
                                           ------------  ------------
                                              1,895,248     2,274,777
                                           ------------  ------------
              HEALTH CARE -- 10.4%
        234   Allergan Inc. ...............      27,203        28,019
     25,000   Biomet Inc. .................   1,014,985     1,031,750
     10,000   Caremark Rx Inc. ............     558,892       571,100
     10,000   Conor Medsystems Inc.+ ......     321,726       313,300
      8,600   I-Flow Corp.+ ...............     115,062       128,570
    260,000   ICOS Corp.+ .................   8,554,535     8,785,400
     50,000   IMS Health Inc. .............   1,333,387     1,374,000
      1,000   IntraLase Corp.+ ............      20,655        22,380
      2,000   Lifecore Biomedical Inc.+ ...      27,760        35,660
      2,000   Serono SA ...................   1,804,196     1,795,650
    100,000   Tanox Inc.+ .................   1,963,490     1,990,000
      1,747   UCB SA ......................     123,761       119,803
                                           ------------  ------------
                                             15,865,652    16,195,632
                                           ------------  ------------
              HOTELS AND GAMING -- 2.8%
     20,600   Aztar Corp.+ ................   1,028,957     1,121,052
     10,000   Four Seasons Hotels Inc. ....     817,980       819,900
     20,000   Harrah's Entertainment Inc. .   1,554,411     1,654,400
      5,000   Las Vegas Sands Corp.+ ......     158,550       447,400
      3,000   Station Casinos Inc. ........     247,098       245,010
                                           ------------  ------------
                                              3,806,996     4,287,762
                                           ------------  ------------
              METALS AND MINING -- 1.6%
      9,000   Alcan Inc. ..................     351,194       438,660
      7,000   Barrick Gold Corp. ..........     204,960       214,900
     10,000   Gold Fields Ltd., ADR .......     127,423       188,800
      4,000   NovaGold Resources Inc.+ ....      62,865        68,640
      6,500   Novelis Inc., New York ......     150,268       181,025
      6,000   Novelis Inc., Toronto .......     138,708       167,680
     10,000   Phelps Dodge Corp. ..........   1,217,761     1,197,200
     10,000   Royal Oak Mines Inc.+ .......      11,858             1
                                           ------------  ------------
                                              2,265,037     2,456,906
                                           ------------  ------------
              PUBLISHING -- 6.8%
    100,000   Banta Corp. .................   3,954,706     3,640,000
     25,000   Dow Jones & Co. Inc. ........     986,386       950,000
        500   Idearc Inc.+ ................      15,938        14,325
     20,000   PagesJaunes Groupe SA .......     554,926       397,862

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006
================================================================================

                                                            MARKET
    SHARES                                     COST          VALUE
    ------                                     ----         ------
              COMMON STOCKS (CONTINUED)
              PUBLISHING (CONTINUED)
    250,000   The Reader's Digest
                Association Inc. ..........$  4,206,550  $  4,175,000
     42,000   Tribune Co. .................   1,339,774     1,292,760
                                           ------------  ------------
                                             11,058,280    10,469,947
                                           ------------  ------------
              REAL ESTATE -- 2.8%
      1,055   Case Pomeroy & Co. Inc.,
                Cl. A .....................   1,798,775     1,951,750
     70,900   Griffin Land &
                Nurseries Inc.+ ...........   1,644,728     2,300,705
        316   HomeFed Corp. ...............         566        20,856
                                           ------------  ------------
                                              3,444,069     4,273,311
                                           ------------  ------------
              REAL ESTATE INVESTMENT TRUSTS -- 5.4%
    140,000   Columbia Equity Trust Inc. ..   2,637,169     2,675,400
    105,000   Equity Office
                Properties Trust ..........   5,040,390     5,057,850
        300   Global Signal Inc. ..........      16,302        15,801
      9,012   Kimco Realty Corp. ..........     400,133       405,090
      5,000   Reckson Associates
                Realty Corp. ..............     220,140       228,000
      3,000   Trustreet Properties Inc. ...      51,080        50,550
                                           ------------  ------------
                                              8,365,214     8,432,691
                                           ------------  ------------
              RETAIL -- 0.4%
      1,000   Claire's Stores Inc. ........      33,386        33,140
     35,000   Pier 1 Imports Inc. .........     241,412       208,250
      1,000   Saks Inc. ...................      17,450        17,820
     10,000   SUPERVALU Inc. ..............     297,500       357,500
                                           ------------  ------------
                                                589,748       616,710
                                           ------------  ------------
              SPECIALTY CHEMICALS -- 4.4%
    200,000   MacDermid Inc. ..............   6,825,155     6,820,000
                                           ------------  ------------
              TELECOMMUNICATIONS -- 2.5%
      1,000   Commonwealth Telephone
                Enterprises Inc. ..........      37,410        41,860
     15,000   Corning Inc.+ ...............     193,678       280,650
      1,000   Essex Corp.+ ................      23,535        23,910
    240,000   Portugal Telecom SGPS SA ....   2,787,325     3,117,418
      6,000   Portugal Telecom SGPS SA,
                ADR .......................      69,318        77,640
      3,000   Telegroup Inc.+ .............          32             1
     10,000   Verizon
                Communications Inc. .......     382,515       372,400
                                           ------------  ------------
                                              3,493,813     3,913,879
                                           ------------  ------------
              TRANSPORTATION -- 0.0%
        500   Swift Transportation
               Co. Inc.+ ..................      14,862        13,135
                                           ------------  ------------

                                                            MARKET
    SHARES                                     COST          VALUE
    ------                                     ----         ------
              WIRELESS COMMUNICATIONS -- 0.4%
        500   American Tower Corp.,
               Cl. A+ .....................$      7,707  $     18,640
     14,000   Metricom Inc.+ ..............       1,680            18
     10,000   United States
               Cellular Corp.+ ............     466,745       695,900
     50,000   Winstar
                Communications Inc.+ (a) ..       2,125            50
                                           ------------  ------------
                                                478,257       714,608
                                           ------------  ------------
              TOTAL COMMON STOCKS ......... 126,359,254   130,705,002
                                           ------------  ------------
              PREFERRED  STOCKS  -- 0.0%
              COMMUNICATIONS EQUIPMENT -- 0.0%
              RSL Communications Ltd.,
      2,000     7.500% Cv. Pfd.,
                Ser. A+ (a)(b) ............         185             0
      1,000     7.500% Cv. Pfd.+ (a)(b)(d)           93             0
                                           ------------  ------------
                                                    278             0
                                           ------------  ------------
              HOME FURNISHINGS -- 0.0%
      8,000   O'Sullivan Industries
                Holdings Inc.,
                12.000% Pfd.+ .............       4,750             0
                                           ------------  ------------
              TOTAL PREFERRED STOCKS ......       5,028             0
                                           ------------  ------------
   PRINCIPAL
    AMOUNT
    ------
              CORPORATE BONDS -- 0.2%
              BUSINESS SERVICES -- 0.2%
  $ 482,585   GP Strategies Corp., Sub. Deb.,
                6.000%, 08/14/08 (a)(c) ...     401,636       323,897
                                           ------------  ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
    100,000   Exodus Communications Inc.,
                Sub. Deb. Cv.,
                5.250%, 02/15/08+ (a)(b) ..       2,250             0
                                           ------------  ------------
              RETAIL -- 0.0%
    200,000   RDM Sports Group Inc.,
                Sub. Deb.,
                8.000%, 08/15/03+ (a)(b) ..       4,000         4,000
                                           ------------  ------------
              TRANSPORTATION -- 0.0%
    850,000   Builders Transport Inc.,
                Sub. Deb. Cv.,
                6.500%, 05/01/11+ (a)(b) ..       8,500             0
                                           ------------  ------------
              TOTAL CORPORATE BONDS .......     416,386       327,897
                                           ------------  ------------

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006
================================================================================

                                                            MARKET
    SHARES                                     COST          VALUE
    ------                                     ----         ------
              WARRANTS -- 0.1%
              CONSUMER PRODUCTS -- 0.0%
     10,396   Pillowtex Corp.,
                expire 11/24/09+ (a) ......$     45,461  $          1
                                           ------------  ------------
              DIVERSIFIED INDUSTRIAL -- 0.1%
    284,777   National Patent Development Corp.,
                expire 08/14/08+ (a)(c) ...           0        76,637
      6,533   WHX Corp., expire 02/28/08+ .      53,205         2,679
                                           ------------  ------------
                                                 53,205        79,316
                                           ------------  ------------
              TOTAL WARRANTS ..............      98,666        79,317
                                           ------------  ------------
              RIGHTS -- 0.0%
              CONSUMER PRODUCTS -- 0.0%
     50,000   Revlon Inc., Cl. A Rights+ ..           0         2,500
                                           ------------  ------------
  PRINCIPAL
   AMOUNT
   ------
              U.S. GOVERNMENT OBLIGATIONS -- 14.5%
$22,645,000   U.S. Treasury Bills,
                4.859% to 5.101%++,
                01/04/07 to 04/26/07 ......  22,468,342    22,467,859
                                           ------------  ------------
              TOTAL
                INVESTMENTS -- 99.2% ......$149,347,676   153,582,575
                                           ============
              OTHER ASSETS AND
               LIABILITIES (NET) -- 0.8% ..............     1,193,541
                                                         ------------
              NET ASSETS -- 100.0% ....................  $154,776,116
                                                         ============

-------------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2006, the market value of fair valued securities amounted to $462,530 or 0.30% of total net assets.
(b) Security in default.
(c) At December 31, 2006, the Fund held investments in restricted and illiquid securities amounting to $400,534 or 0.26% of total net assets, which were valued under methods approved by the Board as follows:

ACQUISITION                                                           12/31/06
  SHARES/                                                             CARRYING
 PRINCIPAL                                 ACQUISITION   ACQUISITION   VALUE
  AMOUNT   ISSUER                             DATE           COST     PER UNIT
 --------  ------                           -----------  -----------  --------
  284,777  National Patent Development Corp.
             warrants expire 08/14/08 ......  11/24/04    $   0.00    $ 0.2691
 $482,585  GP Strategies Corp., Sub. Deb.,
             6.00%, 08/14/08 ...............  08/08/03     382,866     67.1171

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the market value of the Rule 144A security amounted to $0 or 0.00% of total net assets.
 +  Non-income producing security.
 ++ Represents annualized yield at date of purchase.
ADR American Depository Receipt
CVO Contingent Value Obligation

                 See accompanying notes to financial statements.

                              THE GABELLI ABC FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
================================================================================

ASSETS:
  Investments, at value (cost $149,347,676) ....   $153,582,575
  Cash .........................................          1,219
  Receivable for investments sold ..............     10,475,526
  Receivable for Fund shares sold ..............        207,901
  Dividends and interest receivable ............         63,909
  Prepaid expense ..............................          9,204
                                                   ------------
  TOTAL ASSETS .................................    164,340,334
                                                   ------------
LIABILITIES:
  Payable for investments purchased ............      9,427,164
  Payable for investment advisory fees .........         68,562
  Payable for accounting fees ..................          7,501
  Other accrued expenses .......................         60,991
                                                   ------------
  TOTAL LIABILITIES ............................      9,564,218
                                                   ------------
  NET ASSETS applicable to 15,474,596
    shares outstanding .........................   $154,776,116
                                                   ============
NET ASSETS CONSIST OF:
  Paid-in capital, at $0.001 par value .........   $151,013,593
  Accumulated distributions in excess of
    net investment income ......................       (225,737)
  Accumulated distributions in excess of
    net realized gain on investments
    and foreign currency transactions ..........       (246,844)
  Net unrealized appreciation on investments ...      4,234,899
  Net unrealized appreciation on foreign
    currency translations ......................            205
                                                   ------------
  NET ASSETS ...................................   $154,776,116
                                                   ============
  NET ASSET VALUE, offering and redemption price
    per share ($154,776,116 / 15,474,596 shares
    outstanding; 1,000,000,000 shares authorized)        $10.00
                                                         ======

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $118,951) ............   $  1,950,570
  Interest ................................................      3,539,456
                                                              ------------
  TOTAL INVESTMENT INCOME .................................      5,490,026
                                                              ------------
EXPENSES:
  Investment advisory fees ................................      1,795,241
  Custodian fees ..........................................         46,254
  Accounting fees ............ ............................         45,000
  Legal and audit fees ....................................         35,480
  Shareholder services fees ...............................         32,937
  Shareholder communications expenses .....................         24,046
  Registration expenses ...................................         21,947
  Interest expense ........................................         14,774
  Directors' fees .........................................          9,500
  Miscellaneous expenses ..................................         27,732
                                                              ------------
  TOTAL EXPENSES ..........................................      2,052,911
  Less: Custodian fee credits .............................        (36,805)
  Fees waived (see Note 3) ................................       (897,621)
                                                              ------------
  NET EXPENSES ............................................      1,118,485
                                                              ------------
  NET INVESTMENT INCOME ...................................      4,371,541
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ........................     13,964,022
  Net realized gain on foreign currency transactions ......        366,020
                                                              ------------
  Net realized gain on investments and foreign
    currency transactions .................................     14,330,042
                                                              ------------
  Net change in unrealized appreciation/
    depreciation on investments ...........................      1,406,979
  Net change in unrealized appreciation/
    depreciation on foreign currency translations .........        115,908
                                                              ------------
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations .................................      1,522,887
                                                              ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY ......................     15,852,929
                                                              ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .......................................   $ 20,224,470
                                                              ============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                      YEAR ENDED          YEAR ENDED
                                                                                   DECEMBER 31, 2006   DECEMBER 31, 2005
                                                                                  ------------------   -----------------
OPERATIONS:
  Net investment income .......................................................      $   4,371,541       $   2,991,937
  Net realized gain on investments and foreign currency transactions ..........         14,330,042           6,750,946
  Net change in unrealized appreciation/depreciation on investments and foreign
    currency translations .....................................................          1,522,887             862,232
                                                                                     -------------       -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................         20,224,470          10,605,115
                                                                                     -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income .......................................................         (3,811,884)         (2,627,453)
  Net realized gain on investments ............................................        (11,289,043)         (5,954,327)
                                                                                     -------------       -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................................        (15,100,927)         (8,581,780)
                                                                                     -------------       -------------
CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets from capital share transactions ..................        (27,337,170)       (126,289,556)
                                                                                     -------------       -------------
  REDEMPTION FEES .............................................................                406                 332
                                                                                     -------------       -------------
  NET DECREASE IN NET ASSETS ..................................................        (22,213,221)       (124,265,889)
NET ASSETS:
  Beginning of period .........................................................        176,989,337         301,255,226
                                                                                     -------------       -------------
  End of period (including undistributed net investment income of
    $0 and $0, respectively) ..................................................      $ 154,776,116       $ 176,989,337
                                                                                     =============       =============

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================


1. ORGANIZATION. The Gabelli ABC Fund (the "Fund"), a series of Gabelli Investor Funds, Inc. (the "Corporation"), was organized on October 30, 1992 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2006, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2006, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of December 31, 2006.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/(depreciation) on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2006, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/(depreciation) on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits".

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value ("NAV") of the Fund, including the Fund's use of the tax accounting practice known as equalization. For the fiscal year ended December 31, 2006, reclassifications were made to decrease accumulated distributions in excess of net investment income by $651,839 and to decrease accumulated distributions in excess of net realized gain on investments by $3,073,916, with an offsetting adjustment to paid-in capital.

The tax character of distributions paid during the fiscal years ended December 31, 2006 and December 31, 2005 was as follows:

                                               YEAR ENDED         YEAR ENDED
                                            DECEMBER 31, 2006  DECEMBER 31, 2005
                                            -----------------  -----------------
  DISTRIBUTIONS PAID FROM:
  Ordinary income
    (inclusive of short-term capital gains) ... $15,554,899        $9,621,608
  Net long-term capital gains .................   3,318,578           191,573
                                                -----------        ----------
  Total distributions paid .................... $18,873,477        $9,813,181
                                                ===========        ==========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

              Net unrealized appreciation on investments and
                foreign currency transactions.................   $3,988,773
              Other temporary differences ....................     (226,250)
                                                                 ----------
              Total accumulated gain .........................   $3,762,523
                                                                 ==========

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at December 31, 2006:

                                        GROSS          GROSS
                                     UNREALIZED     UNREALIZED    NET UNREALIZED
                            COST    APPRECIATION   DEPRECIATION    APPRECIATION
                            ----    ------------   ------------   --------------
   Investments ......  $149,594,007  $6,509,893    $(2,521,325)     $3,988,568

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


At December 31, 2006, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes.

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is required to be implemented for a calendar-year open-end fund no later than its June 29, 2007 NAV, and is to be applied to all open tax years as of the date of effectiveness. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. Effective November 30, 2006, the Adviser has contractually agreed to waive its management fee in the amount of 0.50% of the Fund's average daily net assets. The arrangement is in effect through December 31, 2007 and is renewable annually by the Adviser. From April 1, 2002 through November 30, 2006, the Adviser had voluntarily agreed to reduce its advisory fee by 0.50%. The Fund's expenses were reduced by $897,621 for the fiscal year ended December 31, 2006. Such amounts are not recoverable in future years.

The Fund pays each Director that is not considered to be an affiliated person an annual retainer of $1,000 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $250 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2006, other than short-term securities, aggregated $430,758,273 and $208,317,165, respectively.

5. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended December 31, 2006, the Fund paid brokerage commissions of $233,483 to Gabelli & Company, Inc.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the fiscal year ended December 31, 2006, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

6. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. During the fiscal year ended December 31, 2006, there were no borrowings from the line of credit.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


7. CAPITAL STOCK TRANSACTIONS. Transactions in shares of capital stock were as follows:

                                                              YEAR ENDED                        YEAR ENDED
                                                           DECEMBER 31, 2006                 DECEMBER 31, 2005
                                                     ----------------------------       ----------------------------
                                                       SHARES           AMOUNT            SHARES           AMOUNT
                                                     ----------      ------------       -----------    -------------
Shares sold ......................................... 4,109,656      $ 44,553,475           593,644    $   5,899,245
Shares issued upon reinvestment of distributions ....   639,217         6,398,559           640,813        6,305,599
Shares redeemed .....................................(7,243,467)      (78,289,204)      (13,838,307)    (138,494,400)
                                                     ----------      ------------       -----------    -------------
  Net decrease ......................................(2,494,594)     $(27,337,170)      (12,603,850)   $(126,289,556)
                                                     ==========      ============       ===========    =============

The Fund imposes a redemption fee of 2.00% on Fund shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended December 31, 2006 and December 31, 2005 amounted to $406 and $332, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI ABC FUND
FINANCIAL HIGHLIGHTS
================================================================================


Selected data for a share of capital stock outstanding throughout each period:

                                                                           YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------
                                                            2006         2005        2004         2003        2002
                                                          --------     --------    --------     --------    --------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ................. $   9.85     $   9.85    $   9.83     $   9.64    $   9.65
                                                          --------     --------    --------     --------    --------
   Net investment income ................................     0.30         0.17        0.08         0.05        0.07
   Net realized and unrealized gain on investments ......     0.88         0.32        0.11         0.43        0.01
                                                          --------     --------    --------     --------    --------
   Total from investment operations .....................     1.18         0.49        0.19         0.48        0.08
                                                          --------     --------    --------     --------    --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ................................    (0.26)       (0.15)      (0.08)       (0.01)      (0.05)
   Net realized gain on investments .....................    (0.77)       (0.34)      (0.09)       (0.28)      (0.04)
                                                          --------     --------    --------     --------    --------
   Total distributions ..................................    (1.03)       (0.49)      (0.17)       (0.29)      (0.09)
                                                          --------     --------    --------     --------    --------
   REDEMPTION FEES ......................................     0.00(a)      0.00(a)     0.00(a)        --          --
                                                          --------     --------    --------     --------    --------
   NET ASSET VALUE, END OF PERIOD ....................... $  10.00     $   9.85    $   9.85     $   9.83    $   9.64
                                                          ========     ========    ========     ========    ========
   Total return+ ........................................    12.0%         5.0%        1.9%         4.9%        0.9%
                                                          ========     ========    ========     ========    ========
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ................. $154,776     $176,989    $301,255     $294,070    $261,014
   Ratio of net investment income to
     average net assets .................................    2.44%        1.26%       0.83%        0.59%       0.74%
   Ratio of operating expenses to average net asset
     before fees waived .................................    1.14%        1.14%       1.15%        1.40%       1.39%
   Ratio of operating expenses to average net asset
     net of fees waived .................................    0.64%(b)(c)  0.64%(b)    0.61%        0.65%       0.99%
   Portfolio turnover rate ..............................     190%         127%        141%         244%        252%

-------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions.
(a) Amount represents less than $0.005 per share.
(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal years ended December 31, 2006 and December 31, 2005 would have been 0.62% and 0.62%, respectively.
(c) The fund incurred interest expense during the fiscal year ended December 31, 2006. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.61%.

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To the Shareholders and Board of Directors of Gabelli Investor Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli ABC Fund (the "Fund"), a series of Gabelli Investor Funds, Inc., as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2002 were audited by other auditors whose report dated January 31, 2003, expressed an unqualified opinion on those financial statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The
Gabelli ABC Fund, a series of Gabelli Investor Funds, Inc., at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP
Philadelphia, Pennsylvania
February 16, 2007

THE GABELLI ABC FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
================================================================================

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli ABC Fund at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN   PRINCIPAL OCCUPATION(S)                       OTHER DIRECTORSHIPS
     AND AGE          TIME SERVED 2     BY DIRECTOR     DURING PAST FIVE YEARS                        HELD BY DIRECTOR 4
----------------       ------------  ----------------   ----------------------                        ------------------
INTERESTED DIRECTORS 3:
----------------------
MARIO J. GABELLI       Since 1993          24           Chairman of the Board and Chief Executive     Director of Morgan Group
Director and                                            Officer of GAMCO Investors, Inc. and          Holdings, Inc.
Chief Investment Officer                                Chief Investment Officer - Value Portfolios   (transportation services);
Age: 64                                                 of Gabelli Funds, LLC and GAMCO Asset         Chairman of the Board of
                                                        Management Inc.; Director/Trustee or          Lynch Interactive
                                                        Chief Investment Officer of other registered  Corporation (multimedia
                                                        investment companies in the Gabelli Funds     and communication
                                                        complex; Chairman and Chief Executive         services company)
                                                        Officer of GGCP, Inc.
INDEPENDENT DIRECTORS 5:
-----------------------
ANTHONY J. COLAVITA    Since 1993          34           Partner in the law firm of                        --
Director                                                Anthony J. Colavita, P.C.
Age: 71

VINCENT D. ENRIGHT     Since 1993          13           Former Senior Vice President and Chief            --
Director                                                Financial Officer of KeySpan Energy
Age: 63                                                 Corporation (public utility) (1994-1998)

MARY E. HAUCK          Since 2000           3           Retired Senior Manager of the Gabelli             --
Director                                                O'Connor Fixed Income Mutual Funds
Age: 64                                                 Management Company

WERNER J. ROEDER, MD   Since 1993          23           Medical Director of Lawrence Hospital and         --
Director                                                practicing private physician
Age: 66

THE GABELLI ABC FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
================================================================================

                         TERM OF
NAME, POSITION(S)      OFFICE AND
    ADDRESS 1            LENGTH OF                   PRINCIPAL OCCUPATION(S)
     AND AGE          TIME SERVED 2                  DURING PAST FIVE YEARS
----------------      -------------                  ----------------------
OFFICERS:
--------
BRUCE N. ALPERT        Since 2003            Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC
President                                    since 1988 and an officer of all of the registered investment companies
Age: 55                                      in the Gabelli Funds complex. Director and President of Gabelli Advisers, Inc.
                                             since 1998

JAMES E. MCKEE         Since 1995            Vice President, General Counsel and Secretary of GAMCO Investors, Inc.
Vice President and                           since 1999 and GAMCO Asset Management Inc. since 1993; Secretary of
Secretary                                    all of the registered investment companies in the Gabelli Funds complex
Age: 43

AGNES MULLADY          Since 2006            Treasurer of all of the registered investment companies in the Gabelli Funds
Treasurer                                    complex; Senior Vice President of U.S. Trust Company, N.A. and Treasurer
Age: 48                                      and Chief Financial Officer of Excelsior Funds from 2004 through 2005;
                                             Chief Financial Officer  of  AMIC Distribution  Partners  from 2002 through 2004;
                                             Controller of Reserve  Management  Corporation  and Reserve  Partners,  Inc. and
                                             Treasurer of Reserve Funds from 2000 through 2002

PETER D. GOLDSTEIN     Since 2004            Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004;
Chief Compliance Officer                     Chief Compliance Officer of all of the registered investment companies
Age: 53                                      in the Gabelli Funds complex; Vice President of Goldman Sachs Asset
                                             Management from 2000 through 2004

-------------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Director will hold office for an indefinite  term until the earliest of
    (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
  3 "Interested person" of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
  4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.
  5 Directors who are interested persons are considered "Independent" Directors.


--------------------------------------------------------------------------------
                   2006 TAX NOTICE TO SHAREHOLDERS (Unaudited)

  For the fiscal year ended December 31, 2006, the Fund paid to shareholders an ordinary income dividend (comprised of net investment income and short-term capital gains) totaling $0.84 and a distribution from long-term capital gain totaling $0.19 per share which is designated as a capital gain dividend. The Fund designates a maximum of $3,318,578 of long-term capital gains as a capital gain dividend for tax purposes. For the fiscal year ended December 31, 2006, 7.05% of the ordinary income dividend qualifies for the dividend received deduction available to corporations, and 11.19% of the ordinary income distribution was qualified dividend income.

  U.S. GOVERNMENT INCOME:
  The percentage of the ordinary income dividend paid by the Fund during fiscal year 2006 which was derived from U.S. Treasury securities was 19.90%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli ABC Fund did not meet this strict requirement in 2006. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

                              THE GABELLI ABC FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                           Mary E. Hauck
CHAIRMAN AND CHIEF                              FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER                               GABELLI-O'CONNOR FIXED INCOME
GAMCO INVESTORS, INC.                           MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                             Werner J. Roeder, MD
ATTORNEY-AT-LAW                                 MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                       LAWRENCE HOSPITAL

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN ENERGY CORP.


                                    OFFICERS

Bruce N. Alpert                                 James E. McKee
PRESIDENT                                       SECRETARY

Agnes Mullady                                   Peter D. Goldstein
TREASURER                                       CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP





--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB408Q406AR


                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH


                                            THE
                                            GABELLI
                                            ABC
                                            FUND






                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2006

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $28,900 for 2005 and $30,500 for 2006.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2005 and $0 for 2006.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,600 for 2005 and $0 for 2006. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.


  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $100,600 for 2005 and $73,050 for 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   Gabelli Investor Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              03/01/2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              03/01/2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady,
                          Principal Financial Officer & Treasurer


Date              03/01/2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.